SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	$ 1,020	$ (749)	$ 1,969
Interest expense	(2,593)	(2,592)	(2,924)
Core Office
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	644	150	716
Interest expense	(570)	(586)	(606)
Core Retail
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	472	(743)	1,179
Interest expense	(649)	(647)	(683)
LP Investments
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	(96)	(156)	74
Interest expense	(1,069)	(1,104)	(1,389)
Corporate
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	0	0	0
Interest expense	$ (305)	$ (255)	$ (246)